Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following Pay Versus Performance table sets forth information for the Company’s Principle Executive Officer (“PEO”), Ronald E. Klingle for the years ended December 31, 2023 and 2022 as required by Item 402 of SEC Regulation S-K.

		Summary Compensation Table for	Compensation Actually Paid	Average Summary Compensation Table Total for Non-PEO Named Executive	Average Compensation Actually Paid to Non-PEO Named Executive	Value of Initial Fixed $100 Investment Based on Total Shareholder	Net
Name	Year	PEO	to PEO	Officers	Officers	Return	Loss

Ronald E. Klingle	2023	$230,000	$230,000	$208,616	$208,616	$90	$(1,775,000)
	2022	$245,000	$245,000	$201,667	$201,667	$76	$(583,000)

For the year ended December 31, 2023, Ronald E. Klingle was our Chief Executive Officer and our remaining Non-PEO Named Executive Officers (“NEOs”) consisted of Michael J. Havalo, Chief Financial Officer, Treasurer and Secretary, Kenneth J. McMahon, Chief Executive Officer of American Waste Management Services, Inc., Christine M. Bell, President of Avalon Golf and Country Club, Frances R. Klingle, Chief Administrative Officer and Marjorie J. Patterson, Corporate Controller.

For the year ended December 31, 2022, Ronald E. Klingle was our Chief Executive Officer and our remaining Non-PEO Named Executive Officers (“NEOs”) consisted of Bryan P. Saksa, Chief Financial Officer, Treasurer and Secretary, Kenneth J. McMahon, Chief Executive Officer of American Waste Management Services, Inc., Christine M. Bell, President of Avalon Golf and Country Club, Clifford P. Davis, Chief Technology Officer, Frances R. Klingle, Chief Administrative Officer and Richard R. Fees, Corporate Controller.

The Compensation Committee believes that the PEO’s base salary reflects the value of the executive position and attributes the PEO brings to the Company, including tenure, experience, skill level, and performance. No specific weights have been assigned to those factors. The Compensation Committee periodically reviews salaries of the Executive Leadership Team, including all NEOs, and adjusts them as needed to maintain market positioning and consistency with other similarly-situated executive officers and their positions evolving responsibilities.

With the exception of Mr. Kenneth McMahon’s discretionary bonus, which is based upon eight percent of the income before taxes of the waste management and brokerage company, bonuses payments are not tied to any financial performance measure and are discretionary based on the evaluation of each individual’s performance, change in responsibilities and their potential to contribute to the success of the Company.

During 2023 and 2022, the PEO was not awarded, and did not have any outstanding equity awards. The Summary Compensation for the PEO represents the Compensation actually paid to the PEO. In addition, during 2022 and 2021, the Non-PEO NEO’s were not awarded, nor did they exercise, any equity awards.

PEO Total Compensation Amount	$ 230,000	$ 245,000
PEO Actually Paid Compensation Amount	230,000	245,000
Non-PEO NEO Average Total Compensation Amount	208,616	201,667
Non-PEO NEO Average Compensation Actually Paid Amount	208,616	201,667
Total Shareholder Return Amount	90	76
Net Income (Loss)	$ (1,775,000)	$ (583,000)